FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2022 USD ($) interest_rate_swap_transaction	Aug. 31, 2022 USD ($) interest_rate_swap_transaction	Dec. 31, 2022 USD ($) interest_rate_swap_transaction	Dec. 31, 2021 USD ($) interest_rate_swap_transaction	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Proceeds from termination of derivative instruments			$ 23,790	$ 0	$ 0
Interest rate swap
Derivative [Line Items]
Number of interest rate swap transactions (in interest rate swap transactions) | interest_rate_swap_transaction			13	17
Notional principal			$ 691,000	$ 677,800
Terminated interest rate swap agreements
Derivative [Line Items]
Number of interest rate swap transactions (in interest rate swap transactions) | interest_rate_swap_transaction	3	3
Notional principal	$ 150,000	$ 143,400
Weighted average interest rate (percent)	2.31%	0.92%
Term of swaps	9 years 8 months 26 days	2 years 11 months 1 day
Proceeds from termination of derivative instruments	$ 14,400	$ 9,400